FINANCIAL LIABILITIES - PAYMENTS SCHEDULE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	$ 155,832	$ 152,699	$ 194,765
Total Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	680,000	561,250
Finance leases	164,431	179,102
Bank borrowings, undiscounted cash flows	58,502	70,237
Trade and other payables	188,536	140,077
Total financial liabilities	1,091,469	950,666
Year 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	40,000	30,625
Finance leases	46,851	52,698
Bank borrowings, undiscounted cash flows	58,144	68,668
Trade and other payables	169,882	135,781
Total financial liabilities	314,877	287,772
Year 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	40,000	530,625
Finance leases	43,596	41,047
Bank borrowings, undiscounted cash flows	358	1,569
Trade and other payables	18,654	4,296
Total financial liabilities	102,608	577,537
Year 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	40,000	0
Finance leases	30,014	33,500
Bank borrowings, undiscounted cash flows	0	0
Trade and other payables	0	0
Total financial liabilities	70,014	33,500
Year 4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	40,000	0
Finance leases	19,194	22,985
Bank borrowings, undiscounted cash flows	0	0
Trade and other payables	0	0
Total financial liabilities	59,194	22,985
Year 5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	520,000	0
Finance leases	12,694	12,128
Bank borrowings, undiscounted cash flows	0	0
Trade and other payables	0	0
Total financial liabilities	532,694	12,128
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0	0
Finance leases	12,082	16,744
Bank borrowings, undiscounted cash flows	0	0
Trade and other payables	0	0
Total financial liabilities	$ 12,082	$ 16,744